LEGAL SETTLEMENTS, IMPAIRMENT, RESTRUCTURING AND ACQUISITION COSTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring Charges [Abstract]
One-time termination costs	$ 154	$ 187
Loss On Contract Termination	11
Associated other restructuring costs	27
Merger And Acquisition Costs	37	24	4
Legal settlements	471	2	434
Impairment of long-lived assets	201	124	110
Restructuring expenses	192	260	90
Total	$ 901	$ 410	$ 638